Supplementary Financial Statement Information - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Prepaid expenses	$ 2,370	$ 1,532
Other	2,043	513
Total	$ 4,413	$ 2,045